ETF P1 09/17

SUPPLEMENT DATED SEPTEMBER 1, 2017

TO THE PROSPECTUS DATED AUGUST 1, 2017  OF

Franklin LibertyQ International Equity Hedged ETF

Franklin LibertyQ Emerging Markets ETF

Franklin LibertyQ Global Dividend ETF

Franklin LibertyQ Global Equity ETF

(each, a series of Franklin Templeton ETF Trust)

Effective September 1, 2017, the investment manager has agreed to include acquired fund fees and expenses incurred by each Fund in the Fund’s contractual fee waiver and expense reimbursement agreement.

Accordingly, the Prospectus is amended as follows:

I. The first footnote to the “Annual Fund Operating Expenses” table under the “Fund Summaries—Franklin LibertyQ International Equity Hedged ETF” section on page 2 is deleted and replaced with the following:

1. The investment manager has contractually agreed to waive or assume certain expenses so that total annual Fund operating expenses (including acquired fund fees and expenses, but excluding certain non-routine expenses) for the Fund do not exceed 0.40% until July 31, 2018. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time periods set forth above.

II. The “Annual Fund Operating Expenses” table under the “Fund Summaries—Franklin LibertyQ Emerging Markets ETF” section on page 12 is deleted and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.55%
Distribution and service (12b‑1) fees	None
Other expenses	0.20%
Acquired fund fees and expenses[1]	0.04%
Total annual Fund operating expenses[1]	0.79%
Fee waiver and/or expense reimbursement[2]	-0.24%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[2]	0.55%

1. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

2. The investment manager has contractually agreed to waive or assume certain expenses so that total annual Fund operating expenses (including acquired fund fees and expenses, but excluding certain non-routine expenses) for the Fund do not exceed 0.55% until July 31, 2018. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time periods set forth above.

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III. The Expense Example under the “Fund Summaries—Franklin LibertyQ Emerging Markets ETF” section on page 13 is deleted and replaced with the following:

1 Year               3 Years             5 Years             10 Years

$56                   $228                 $415                 $956

IV. The first footnote to the “Annual Fund Operating Expenses” table under the “Fund Summaries—Franklin LibertyQ Global Dividend ETF” section on page 20 is deleted and replaced with the following:

1. The investment manager has contractually agreed to waive or assume certain expenses so that total annual Fund operating expenses (including acquired fund fees and expenses, but excluding certain non-routine expenses) for the Fund do not exceed 0.45% until July 31, 2018. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time periods set forth above.

V. The “Annual Fund Operating Expenses” table under the “Fund Summaries—Franklin LibertyQ Global Equity ETF” section on page 28 is deleted and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.35%
Distribution and service (12b‑1) fees	None
Other expenses	0.69%
Acquired fund fees and expenses[1]	0.01%
Total annual Fund operating expenses[1]	1.05%
Fee waiver and/or expense reimbursement[2]	-0.70%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[2]	0.35%

1. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

2. The investment manager has contractually agreed to waive or assume certain expenses so that total annual Fund operating expenses (including acquired fund fees and expenses, but excluding certain non-routine expenses) for the Fund do not exceed 0.35% until July 31, 2018. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time periods set forth above.

VI. The Expense Example under the “Fund Summaries—Franklin LibertyQ Global Equity ETF” section on page 29 is deleted and replaced with the following:

1 Year               3 Years             5 Years             10 Years

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$36                   $264                 $511                 $219

VII. The second to the last paragraph in the “Fund Details — Management” section on page 57 is deleted and replaced with the following:

Advisers has agreed to reduce its fees to reflect reduced services resulting from the Fund’s investment in a Franklin Templeton money fund. In addition, management has agreed to waive or limit its fees and to assume as its own certain expenses otherwise payable by the Fund so that expenses (including acquired fund fees and expenses, but excluding certain non-routine expenses or costs) do not exceed the following levels until July 31, 2018:

Franklin LibertyQ International Equity Hedged ETF                                  0.40%

Franklin LibertyQ Emerging Markets ETF                                                0.55%

Franklin LibertyQ Global Dividend ETF                                                   0.45%

Franklin LibertyQ Global Equity ETF                                                       0.35%

Non-routine expenses or costs include those relating to litigation, indemnification, reorganizations and liquidations.

Please keep this supplement with your Prospectus for future reference.

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ETF2 P1 09/17

SUPPLEMENT DATED SEPTEMBER 1, 2017

TO THE PROSPECTUS DATED AUGUST 1, 2017 OF

Franklin Liberty u.s. low volatility etf

Franklin Liberty INVESTMENT GRADE CORPORATE ETF

Franklin Liberty international opportunities etf

(each, a series of Franklin Templeton ETF Trust)

Effective September 1, 2017, the investment manager has agreed to include acquired fund fees and expenses incurred by each Fund in the Fund’s contractual fee waiver and expense reimbursement agreement. In addition, effective September 1, 2017, the investment manager has agreed to reduce the Franklin Liberty Investment Grade Corporate ETF’s expense cap from 0.40% to 0.35%.

Accordingly, the Prospectus is amended as follows:

I. The second footnote to the “Annual Fund Operating Expenses” table under the “Fund Summaries—Franklin Liberty U.S. Low Volatility ETF” section on page 2 is deleted and replaced with the following:

2. The investment manager has contractually agreed to waive or assume certain expenses so that total annual Fund operating expenses (including acquired fund fees and expenses, but excluding certain non-routine expenses) for the Fund do not exceed 0.50% until September 19, 2018. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time periods set forth above.

II. The “Annual Fund Operating Expenses” table under the “Fund Summaries—Franklin Liberty Investment Grade Corporate ETF” section on page 7 is deleted and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.63%
Distribution and service (12b‑1) fees	None
Other expenses[1]	0.41%
Total annual Fund operating expenses[1]	1.04%
Fee waiver and/or expense reimbursement[2]	-0.69%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[1,2]	0.35%

1. “Other expenses” have been restated to reflect the Fund’s estimated current fiscal year expenses, which are different than the expenses incurred in the Fund’s initial year of operations. Consequently, “Total annual Fund operating expenses” differ from the ratio of expenses to average net assets shown in the Financial Highlights.

2. The investment manager has contractually agreed to waive or assume certain expenses so that total annual Fund operating expenses (including acquired fund fees and expenses, but excluding certain non-routine expenses) for the Fund do not exceed 0.35% until September 19, 2018. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time periods set forth above.

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III. The Expense Example under the “Fund Summaries—Franklin Liberty Investment Grade Corporate ETF” section on page 7 is deleted and replaced with the following:

1 Year               3 Years

$36                   $262

IV. The “Annual Fund Operating Expenses” table under the “Fund Summaries—Franklin Liberty International Opportunities ETF” section on page 15 is deleted and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.60%
Distribution and service (12b‑1) fees	None
Other expenses[1]	2.98%
Acquired fund fees and expenses	0.02%
Total annual Fund operating expenses[1]	3.60%
Fee waiver and/or expense reimbursement[2]	-3.00%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[1,2]	0.60%

1. “Other expenses” have been restated to reflect the Fund’s estimated current fiscal year expenses, which are different than the expenses incurred in the Fund’s initial year of operations. Consequently, “Total annual Fund operating expenses” differ from the ratio of expenses to average net assets shown in the Financial Highlights.

2. The investment manager has contractually agreed to waive or assume certain expenses so that total annual Fund operating expenses (including acquired fund fees and expenses, but excluding certain non-routine expenses) for the Fund do not exceed 0.60% until July 31, 2018. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time periods set forth above.

V. The Expense Example under the “Fund Summaries—Franklin Liberty International Opportunities ETF” section on page 16 is deleted and replaced with the following:

1 Year               3 Years

$61                   $824

VI. The second to the last paragraph in the “Fund Details—Management” section on page 57 is deleted and replaced with the following:

Advisers has agreed to reduce its fees to reflect reduced services resulting from the Fund’s investment in a Franklin Templeton money fund. In addition, management has agreed to waive or limit its fees and to assume as its own certain expenses otherwise payable by the Fund so that expenses (including acquired fund fees and expenses, but excluding certain non-routine expenses or costs) do not exceed the following levels until July 31, 2018 for Franklin Liberty International Opportunities ETF, and September 19, 2018 for Franklin Liberty U.S. Low Volatility ETF and Franklin Investment Grade Corporate ETF:

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Franklin Liberty U.S. Low Volatility ETF                                      0.50%

Franklin Liberty Investment Grade Corporate ETF                        0.35%

Franklin Liberty International Opportunities ETF                           0.60%

Non-routine expenses or costs include those relating to litigation, indemnification, reorganizations and liquidations.

Please keep this supplement with your Prospectus for future reference

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ETF3 P1 09/17

SUPPLEMENT DATED SEPTEMBER 1, 2017

TO THE PROSPECTUS DATED APRIL 21, 2017 OF

Franklin Libertyq u.s. EQUITY etf

Franklin LibertyQ U.S. MID CAP EQUITY ETF

Franklin LibertyQ U.S. SMALL CAP EQUITY etf

(each, a series of Franklin Templeton ETF Trust)

Effective September 1, 2017, the investment manager has agreed to include acquired fund fees and expenses incurred by each Fund in the Fund’s contractual fee waiver and expense reimbursement agreement.

Accordingly, the Prospectus is amended as follows:

I. The second footnote to the “Annual Fund Operating Expenses” table under the “Fund Summaries—Franklin LibertyQ U.S. Equity ETF” section on page 4 is deleted and replaced with the following:

2. The investment manager has contractually agreed to waive or assume certain expenses so that total annual Fund operating expenses (including acquired fund fees and expenses, but excluding certain non-routine expenses) for the Fund do not exceed 0.25% until July 31, 2018. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time periods set forth above.

II. The second footnote to the “Annual Fund Operating Expenses” table under the “Fund Summaries—Franklin LibertyQ U.S. Mid Cap Equity ETF” section on page 11 is deleted and replaced with the following:

2. The investment manager has contractually agreed to waive or assume certain expenses so that total annual Fund operating expenses (including acquired fund fees and expenses, but excluding certain non-routine expenses) for the Fund do not exceed 0.30% until July 31, 2018. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time periods set forth above.

III. The second footnote to the “Annual Fund Operating Expenses” table under the “Fund Summaries—Franklin LibertyQ U.S. Small Cap Equity ETF” section on page 18 is deleted and replaced with the following:

2. The investment manager has contractually agreed to waive or assume certain expenses so that total annual Fund operating expenses (including acquired fund fees and expenses, but excluding certain non-routine expenses) for the Fund do not exceed 0.35% until July 31, 2018. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time periods set forth above.

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IV. The second to the last paragraph in the “Fund Details—Management” section on page 33 is deleted and replaced with the following:

Advisers has agreed to reduce its fees to reflect reduced services resulting from the Fund’s investment in a Franklin Templeton money fund. In addition, management has agreed to waive or limit its fees and to assume as its own certain expenses otherwise payable by the Fund so that expenses (including acquired fund fees and expenses, but excluding certain non-routine expenses or costs) do not exceed the following levels until July 31, 2018:

Franklin LibertyQ U.S. Equity ETF                      0.25%

Franklin LibertyQ U.S. Mid Cap Equity ETF         0.30%

Franklin LibertyQ U.S. Small Cap Equity ETF      0.35%

Non-routine expenses or costs include those relating to litigation, indemnification, reorganizations and liquidations.

Please keep this supplement with your Prospectus for future reference

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